Report Of The Directors Financial Review Risk Report - Expected maturity of insurance contract liabilities (Details) - Liquidity risk - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	$ 237,496	$ 195,599
Up to 1 year
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	9,438	10,149
1–5 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	33,022	33,939
5–15 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	57,679	55,050
Over 15 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	137,357	96,461
Unit-linked
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	7,410	9,403
Unit-linked | Up to 1 year
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	801	1,346
Unit-linked | 1–5 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	1,732	2,605
Unit-linked | 5–15 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	2,522	3,159
Unit-linked | Over 15 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	2,355	2,293
With DPF and Other contracts
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	230,086	186,196
With DPF and Other contracts | Up to 1 year
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	8,637	8,803
With DPF and Other contracts | 1–5 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	31,290	31,334
With DPF and Other contracts | 5–15 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	55,157	51,891
With DPF and Other contracts | Over 15 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	$ 135,002	$ 94,168